Document and Entity Information	Mar. 28, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000827876
Document Type	8-K
Document Period End Date	Mar. 28, 2024
Entity Registrant Name	CLEANSPARK, INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-39187
Entity Tax Identification Number	87-0449945
Entity Address, Address Line One	10624 S. Eastern Ave
Entity Address, Address Line Two	Suite A - 638
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(702)
Local Phone Number	989-7692
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CLSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false